DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 39.9%
Aerospace & Defense - 0.4%
Axon Enterprise, Inc. (A)	1,326	$ 120,268
Curtiss-Wright Corp.	868	80,950
Hexcel Corp.	1,744	58,511
Mercury Systems, Inc. (A)	1,170	90,628

		350,357

Air Freight & Logistics - 0.2%
XPO Logistics, Inc. (A)	1,908	161,531

Airlines - 0.1%
JetBlue Airways Corp. (A)	5,690	64,468

Auto Components - 0.6%
Adient PLC (A)	1,961	33,984
Dana, Inc.	3,018	37,182
Delphi Technologies PLC (A) (B)	1,804	30,145
Fox Factory Holding Corp. (A)	866	64,370
Gentex Corp.	5,134	132,200
Goodyear Tire & Rubber Co.	4,867	37,330
Lear Corp.	1,139	124,208
Visteon Corp. (A)	581	40,217

		499,636

Automobiles - 0.2%
Harley-Davidson, Inc.	3,201	78,552
Thor Industries, Inc. (B)	1,153	109,835

		188,387

Banks - 2.1%
Associated Banc-Corp.	3,210	40,510
BancorpSouth Bank	2,014	39,031
Bank of Hawaii Corp.	837	42,285
Bank OZK	2,525	53,833
Cathay General Bancorp	1,563	33,886
CIT Group, Inc.	2,056	36,412
Commerce Bancshares, Inc.	2,097	118,040
Cullen / Frost Bankers, Inc.	1,166	74,566
East West Bancorp, Inc.	2,955	96,747
First Financial Bankshares, Inc.	2,967	82,809
First Horizon National Corp.	11,556	108,973
FNB Corp.	6,751	45,772
Fulton Financial Corp.	3,385	31,582
Glacier Bancorp, Inc.	1,993	63,876
Hancock Whitney Corp.	1,804	33,933
Home BancShares, Inc.	3,175	48,133
International Bancshares Corp.	1,163	30,308
PacWest Bancorp	2,439	41,658
Pinnacle Financial Partners, Inc.	1,584	56,375
Prosperity Bancshares, Inc.	1,935	100,291
Signature Bank	1,119	92,866
Sterling Bancorp	4,062	42,732
Synovus Financial Corp.	3,077	65,140
TCF Financial Corp.	3,180	74,285
Texas Capital Bancshares, Inc. (A)	1,054	32,811
Trustmark Corp.	1,325	28,368
UMB Financial Corp.	903	44,256
Umpqua Holdings Corp.	4,600	48,852
United Bankshares, Inc.	2,710	58,184
Valley National Bancorp	8,434	57,773

	Shares	Value
COMMON STOCKS (continued)
Banks (continued)
Webster Financial Corp.	1,884	$ 49,756
Wintrust Financial Corp.	1,203	48,180

		1,822,223

Beverages - 0.2%
Boston Beer Co., Inc., Class A (A)	190	167,838

Biotechnology - 0.6%
Arrowhead Pharmaceuticals, Inc. (A)	2,137	92,019
Emergent BioSolutions, Inc. (A)	940	97,130
Exelixis, Inc. (A)	6,454	157,800
Ligand Pharmaceuticals, Inc. (A) (B)	336	32,028
United Therapeutics Corp. (A)	928	93,728

		472,705

Building Products - 0.7%
Builders FirstSource, Inc. (A)	2,438	79,528
Lennox International, Inc.	727	198,187
Owens Corning	2,256	155,235
Trex Co., Inc. (A)	2,418	173,129

		606,079

Capital Markets - 1.0%
Affiliated Managers Group, Inc.	972	66,465
Eaton Vance Corp.	2,385	90,988
Evercore, Inc., Class A	848	55,510
FactSet Research Systems, Inc.	794	265,895
Federated Hermes, Inc., Class B	1,988	42,762
Interactive Brokers Group, Inc., Class A	1,651	79,793
Janus Henderson Group PLC	3,149	68,396
SEI Investments Co.	2,540	128,829
Stifel Financial Corp.	1,432	72,402

		871,040

Chemicals - 1.0%
Ashland Global Holdings, Inc.	1,137	80,636
Avient Corp.	1,910	50,539
Cabot Corp.	1,179	42,479
Chemours Co.	3,430	71,721
Ingevity Corp. (A)	862	42,617
Minerals Technologies, Inc.	713	36,434
NewMarket Corp.	153	52,375
Olin Corp.	2,968	36,744
RPM International, Inc.	2,715	224,911
Scotts Miracle-Gro Co.	850	129,973
Sensient Technologies Corp.	885	51,100
Valvoline, Inc.	3,865	73,590

		893,119

Commercial Services & Supplies - 0.8%
Brink’s Co.	1,055	43,350
Clean Harbors, Inc. (A)	1,069	59,896
Healthcare Services Group, Inc.	1,554	33,458
Herman Miller, Inc.	1,230	37,097
HNI Corp.	891	27,959
IAA, Inc. (A)	2,798	145,692
KAR Auction Services, Inc.	2,699	38,866
MSA Safety, Inc.	755	101,298
Stericycle, Inc. (A)	1,911	120,508
Tetra Tech, Inc.	1,126	107,533

		715,657

Communications Equipment - 0.4%
Ciena Corp. (A)	3,209	127,365
InterDigital, Inc.	643	36,690

Transamerica ETF Trust	Page 1

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Communications Equipment (continued)
Lumentum Holdings, Inc. (A) (B)	1,571	$ 118,029
NetScout Systems, Inc. (A)	1,513	33,029
ViaSat, Inc. (A)	1,339	46,048

		361,161

Construction & Engineering - 0.4%
AECOM (A)	3,350	140,164
Dycom Industries, Inc. (A)	665	35,125
EMCOR Group, Inc.	1,147	77,663
Fluor Corp.	2,606	22,959
MasTec, Inc. (A)	1,172	49,459
Valmont Industries, Inc.	446	55,384

		380,754

Construction Materials - 0.1%
Eagle Materials, Inc.	872	75,271

Consumer Finance - 0.2%
FirstCash, Inc.	866	49,544
LendingTree, Inc. (A) (B)	164	50,330
Navient Corp.	4,051	34,231
SLM Corp.	7,838	63,409

		197,514

Containers & Packaging - 0.4%
AptarGroup, Inc.	1,347	152,480
Greif, Inc., Class A	552	19,988
O-I Glass, Inc.	3,278	34,714
Silgan Holdings, Inc.	1,644	60,450
Sonoco Products Co.	2,097	107,094

		374,726

Distributors - 0.3%
Pool Corp.	837	280,010

Diversified Consumer Services - 0.5%
Adtalem Global Education, Inc. (A)	1,084	26,601
Graham Holdings Co., Class B	87	35,157
Grand Canyon Education, Inc. (A)	988	78,981
H&R Block, Inc.	4,020	65,486
Service Corp. International	3,681	155,264
Strategic Education, Inc.	510	46,650
WW International, Inc. (A)	980	18,493

		426,632

Diversified Financial Services - 0.1%
Jefferies Financial Group, Inc.	4,511	81,198

Electric Utilities - 0.5%
ALLETE, Inc.	1,084	56,086
Hawaiian Electric Industries, Inc.	2,280	75,787
IDACORP, Inc.	1,054	84,215
OGE Energy Corp.	4,181	125,388
PNM Resources, Inc.	1,664	68,773

		410,249

Electrical Equipment - 1.0%
Acuity Brands, Inc.	828	84,746
EnerSys	887	59,535
Generac Holdings, Inc. (A)	1,311	253,862
Hubbell, Inc.	1,133	155,040
nVent Electric PLC	3,549	62,782
Regal Beloit Corp.	848	79,602
Sunrun, Inc. (A)	2,650	204,235

		899,802

	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 1.5%
Arrow Electronics, Inc. (A)	1,621	$ 127,508
Avnet, Inc.	2,063	53,308
Belden, Inc.	930	28,942
Cognex Corp.	3,614	235,271
Coherent, Inc. (A)	507	56,242
II-VI, Inc. (A) (B)	2,165	87,812
Jabil, Inc.	2,831	96,990
Littelfuse, Inc.	508	90,089
National Instruments Corp.	2,745	97,996
SYNNEX Corp.	860	120,452
Trimble, Inc. (A)	5,226	254,506
Vishay Intertechnology, Inc.	2,769	43,113

		1,292,229

Energy Equipment & Services - 0.0% (C)
ChampionX Corp. (A)	3,881	31,009

Entertainment - 0.1%
Cinemark Holdings, Inc. (B)	2,237	22,370
World Wrestling Entertainment, Inc., Class A	975	39,458

		61,828

Equity Real Estate Investment Trusts - 3.6%
American Campus Communities, Inc.	2,875	100,395
Brixmor Property Group, Inc.	6,193	72,396
Camden Property Trust	2,034	180,985
CoreSite Realty Corp.	888	105,565
Corporate Office Properties Trust	2,343	55,576
Cousins Properties, Inc.	3,103	88,715
CyrusOne, Inc.	2,441	170,943
Douglas Emmett, Inc.	3,443	86,419
EastGroup Properties, Inc.	822	106,309
EPR Properties	1,558	42,845
First Industrial Realty Trust, Inc.	2,657	105,749
GEO Group, Inc.	2,534	28,736
Healthcare Realty Trust, Inc.	2,842	85,601
Highwoods Properties, Inc.	2,170	72,847
Hudson Pacific Properties, Inc.	3,203	70,242
JBG SMITH Properties	2,347	62,759
Kilroy Realty Corp.	2,189	113,740
Lamar Advertising Co., Class A	1,804	119,371
Life Storage, Inc.	980	103,165
Macerich Co. (B)	2,341	15,895
Medical Properties Trust, Inc.	11,046	194,741
National Retail Properties, Inc.	3,625	125,099
Omega Healthcare Investors, Inc.	4,741	141,946
Park Hotels & Resorts, Inc.	4,921	49,161
Pebblebrook Hotel Trust	2,733	34,244
Physicians Realty Trust	4,347	77,855
PotlatchDeltic Corp.	1,397	58,814
PS Business Parks, Inc.	419	51,281
Rayonier, Inc.	2,851	75,380
Rexford Industrial Realty, Inc.	2,586	118,335
Sabra Health Care, Inc.	4,294	59,193
Service Properties Trust	3,438	27,332
Spirit Realty Capital, Inc. (B)	2,152	72,630
STORE Capital Corp.	4,764	130,677
Taubman Centers, Inc.	1,289	42,911
Urban Edge Properties	2,291	22,269
Weingarten Realty Investors	2,515	42,654

		3,112,775

Food & Staples Retailing - 0.4%
BJ’S Wholesale Club Holdings, Inc. (A)	2,881	119,705

Transamerica ETF Trust	Page 2

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing (continued)
Casey’s General Stores, Inc.	771	$ 136,968
Grocery Outlet Holding Corp. (A)	1,741	68,456
Sprouts Farmers Market, Inc. (A)	2,463	51,551

		376,680

Food Products - 0.8%
Darling Ingredients, Inc. (A)	3,383	121,890
Flowers Foods, Inc.	4,110	99,996
Hain Celestial Group, Inc. (A)	1,745	59,854
Ingredion, Inc.	1,399	105,876
Lancaster Colony Corp.	408	72,950
Pilgrim’s Pride Corp. (A)	1,019	15,249
Post Holdings, Inc. (A)	1,315	113,090
Sanderson Farms, Inc.	413	48,722
Tootsie Roll Industries, Inc. (B)	365	11,279
TreeHouse Foods, Inc. (A)	1,180	47,825

		696,731

Gas Utilities - 0.6%
National Fuel Gas Co.	1,900	77,121
New Jersey Resources Corp.	2,004	54,148
ONE Gas, Inc.	1,105	76,256
Southwest Gas Holdings, Inc.	1,168	73,701
Spire, Inc.	1,075	57,190
UGI Corp.	4,351	143,496

		481,912

Health Care Equipment & Supplies - 1.3%
Avanos Medical, Inc. (A)	999	33,187
Cantel Medical Corp.	784	34,449
Globus Medical, Inc., Class A (A)	1,573	77,895
Haemonetics Corp. (A)	1,059	92,398
Hill-Rom Holdings, Inc.	1,391	116,162
ICU Medical, Inc. (A)	407	74,383
Integra LifeSciences Holdings Corp. (A)	1,479	69,838
LivaNova PLC (A)	1,017	45,979
Masimo Corp. (A)	1,056	249,279
NuVasive, Inc. (A)	1,071	52,019
Penumbra, Inc. (A)	701	136,260
Quidel Corp. (A)	797	174,846

		1,156,695

Health Care Providers & Services - 1.3%
Acadia Healthcare Co., Inc. (A)	1,858	54,774
Amedisys, Inc. (A)	678	160,299
Chemed Corp.	332	159,476
Encompass Health Corp.	2,077	134,963
HealthEquity, Inc. (A)	1,602	82,295
LHC Group, Inc. (A)	660	140,290
MEDNAX, Inc. (A)	1,785	29,060
Molina Healthcare, Inc. (A)	1,239	226,787
Patterson Cos., Inc.	1,811	43,654
Tenet Healthcare Corp. (A)	2,201	53,946

		1,085,544

Hotels, Restaurants & Leisure - 1.8%
Boyd Gaming Corp.	1,675	51,406
Caesars Entertainment, Inc. (A) (B)	4,159	233,153
Choice Hotels International, Inc.	601	51,662
Churchill Downs, Inc.	741	121,391
Cracker Barrel Old Country Store, Inc.	495	56,757
Dunkin’ Brands Group, Inc.	1,718	140,721
Jack in the Box, Inc.	474	37,593
Marriott Vacations Worldwide Corp.	858	77,915
Papa John’s International, Inc.	685	56,362

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Penn National Gaming, Inc. (A) (B)	3,007	$ 218,609
Scientific Games Corp., Class A (A)	1,167	40,740
Six Flags Entertainment Corp.	1,576	31,993
Texas Roadhouse, Inc.	1,363	82,857
Wendy’s Co.	3,740	83,383
Wingstop, Inc.	618	84,450
Wyndham Destinations, Inc.	1,781	54,783
Wyndham Hotels & Resorts, Inc.	1,946	98,273

		1,522,048

Household Durables - 0.7%
Helen of Troy, Ltd. (A)	529	102,372
KB Home	1,839	70,599
Taylor Morrison Home Corp. (A)	2,709	66,614
Tempur Sealy International, Inc. (A)	1,002	89,369
Toll Brothers, Inc.	2,398	116,687
TopBuild Corp. (A)	691	117,947
TRI Pointe Group, Inc. (A)	2,722	49,377

		612,965

Household Products - 0.1%
Energizer Holdings, Inc.	1,216	47,594

Industrial Conglomerates - 0.2%
Carlisle Cos., Inc.	1,140	139,502

Insurance - 1.8%
Alleghany Corp.	299	155,615
American Financial Group, Inc.	1,498	100,336
Brighthouse Financial, Inc. (A)	1,943	52,286
Brown & Brown, Inc.	4,903	221,959
CNO Financial Group, Inc.	2,960	47,478
First American Financial Corp.	2,329	118,569
Genworth Financial, Inc., Class A (A)	10,569	35,406
Hanover Insurance Group, Inc.	788	73,426
Kemper Corp.	1,283	85,743
Mercury General Corp.	555	22,960
Old Republic International Corp.	5,906	87,054
Primerica, Inc.	825	93,341
Reinsurance Group of America, Inc.	1,419	135,075
RenaissanceRe Holdings, Ltd.	1,070	181,622
RLI Corp.	826	69,161
Selective Insurance Group, Inc.	1,249	64,311

		1,544,342

Interactive Media & Services - 0.1%
TripAdvisor, Inc.	2,007	39,317
Yelp, Inc. (A)	1,436	28,849

		68,166

Internet & Direct Marketing Retail - 0.2%
GrubHub, Inc. (A)	1,927	139,380

IT Services - 0.8%
Alliance Data Systems Corp.	997	41,854
CACI International, Inc., Class A (A)	524	111,696
KBR, Inc.	2,973	66,476
LiveRamp Holdings, Inc. (A)	1,376	71,236
MAXIMUS, Inc.	1,281	87,633
Perspecta, Inc.	2,854	55,510
Sabre Corp. (B)	6,509	42,374
Science Applications International Corp.	1,215	95,280
WEX, Inc. (A)	921	127,992

		700,051

Transamerica ETF Trust	Page 3

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Leisure Products - 0.3%
Brunswick Corp.	1,653	$ 97,378
Mattel, Inc. (A)	7,246	84,778
Polaris, Inc.	1,204	113,586

		295,742

Life Sciences Tools & Services - 1.0%
Bio-Techne Corp.	805	199,422
Charles River Laboratories International, Inc. (A)	1,038	235,055
Medpace Holdings, Inc. (A)	569	63,586
PRA Health Sciences, Inc. (A)	1,336	135,524
Repligen Corp. (A)	1,020	150,491
Syneos Health, Inc. (A)	1,458	77,507

		861,585

Machinery - 1.9%
AGCO Corp.	1,283	95,288
Colfax Corp. (A)	2,102	65,919
Crane Co.	1,030	51,634
Donaldson Co., Inc.	2,634	122,270
Graco, Inc.	3,482	213,621
ITT, Inc.	1,805	106,585
Kennametal, Inc.	1,732	50,124
Lincoln Electric Holdings, Inc.	1,240	114,130
Middleby Corp. (A)	1,162	104,243
Nordson Corp.	1,127	216,181
Oshkosh Corp.	1,423	104,590
Terex Corp.	1,447	28,014
Timken Co.	1,412	76,559
Toro Co.	2,241	188,132
Trinity Industries, Inc. (B)	1,859	36,251
Woodward, Inc.	1,212	97,154

		1,670,695

Marine - 0.1%
Kirby Corp. (A)	1,254	45,357

Media - 0.5%
AMC Networks, Inc., Class A (A)	847	20,929
Cable One, Inc.	113	213,053
John Wiley & Sons, Inc., Class A	911	28,888
New York Times Co., Class A (B)	3,016	129,055
TEGNA, Inc.	4,573	53,733

		445,658

Metals & Mining - 0.7%
Commercial Metals Co.	2,487	49,690
Compass Minerals International, Inc.	709	42,079
Reliance Steel & Aluminum Co.	1,332	135,917
Royal Gold, Inc.	1,370	164,633
Steel Dynamics, Inc.	4,174	119,502
U.S. Steel Corp. (B)	4,603	33,786
Worthington Industries, Inc.	753	30,708

		576,315

Multi-Utilities - 0.3%
Black Hills Corp.	1,311	70,125
MDU Resources Group, Inc.	4,188	94,230
NorthWestern Corp.	1,056	51,364

		215,719

Multiline Retail - 0.2%
Kohl’s Corp.	3,295	61,056

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail (continued)
Nordstrom, Inc. (B)	2,265	$ 26,999
Ollie’s Bargain Outlet Holdings, Inc. (A)	1,188	103,772

		191,827

Oil, Gas & Consumable Fuels - 0.4%
Antero Midstream Corp.	5,973	32,075
Cimarex Energy Co.	2,131	51,847
CNX Resources Corp. (A)	4,687	44,245
EQT Corp.	5,339	69,033
Equitrans Midstream Corp.	8,491	71,834
Murphy Oil Corp. (B)	3,016	26,903
World Fuel Services Corp.	1,326	28,098
WPX Energy, Inc. (A)	8,436	41,337

		365,372

Paper & Forest Products - 0.1%
Domtar Corp.	1,153	30,289
Louisiana-Pacific Corp.	2,346	69,231

		99,520

Personal Products - 0.1%
Coty, Inc., Class A	5,913	15,965
Edgewell Personal Care Co. (A)	1,135	31,644
Nu Skin Enterprises, Inc., Class A	1,073	53,747

		101,356

Pharmaceuticals - 0.3%
Jazz Pharmaceuticals PLC (A)	1,158	165,119
Nektar Therapeutics (A) (B)	3,737	61,997
Prestige Consumer Healthcare, Inc. (A)	1,048	38,168

		265,284

Professional Services - 0.5%
ASGN, Inc. (A)	1,097	69,725
CoreLogic, Inc.	1,660	112,332
FTI Consulting, Inc. (A)	764	80,961
Insperity, Inc.	754	49,380
ManpowerGroup, Inc.	1,213	88,949

		401,347

Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	1,082	103,504

Road & Rail - 0.4%
Avis Budget Group, Inc. (A)	1,077	28,346
Knight-Swift Transportation Holdings, Inc.	2,631	107,082
Landstar System, Inc.	802	100,643
Ryder System, Inc.	1,124	47,478
Werner Enterprises, Inc.	1,212	50,892

		334,441

Semiconductors & Semiconductor Equipment - 1.9%
Cirrus Logic, Inc. (A)	1,220	82,289
CMC Materials, Inc.	607	86,686
Cree, Inc. (A)	2,291	146,028
Enphase Energy, Inc. (A)	2,632	217,377
First Solar, Inc. (A)	1,769	117,108
MKS Instruments, Inc.	1,151	125,724
Monolithic Power Systems, Inc.	882	246,616
Semtech Corp. (A)	1,361	72,079
Silicon Laboratories, Inc. (A)	915	89,533
SolarEdge Technologies, Inc. (A)	1,047	249,552
Synaptics, Inc. (A)	715	57,500
Universal Display Corp.	895	161,762

		1,652,254

Transamerica ETF Trust	Page 4

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software - 1.6%
ACI Worldwide, Inc. (A)	2,431	$ 63,522
Blackbaud, Inc.	1,035	57,784
CDK Global, Inc.	2,539	110,675
Ceridian HCM Holding, Inc. (A)	2,712	224,147
CommVault Systems, Inc. (A)	969	39,535
Fair Isaac Corp. (A)	606	257,780
j2 Global, Inc. (A)	935	64,721
Manhattan Associates, Inc. (A)	1,327	126,715
Paylocity Holding Corp. (A)	776	125,262
PTC, Inc. (A)	2,183	180,578
Qualys, Inc. (A)	705	69,097
Teradata Corp. (A)	2,277	51,688

		1,371,504

Specialty Retail - 1.1%
Aaron’s, Inc.	1,402	79,423
American Eagle Outfitters, Inc. (B)	3,111	46,074
AutoNation, Inc. (A)	1,221	64,628
Dick’s Sporting Goods, Inc.	1,361	78,775
Five Below, Inc. (A)	1,166	148,082
Foot Locker, Inc.	2,177	71,906
Lithia Motors, Inc., Class A	469	106,904
Murphy USA, Inc. (A)	567	72,729
RH (A) (B)	322	123,204
Sally Beauty Holdings, Inc. (A) (B)	2,357	20,482
Urban Outfitters, Inc. (A)	1,430	29,758
Williams-Sonoma, Inc.	1,625	146,965

		988,930

Technology Hardware, Storage & Peripherals - 0.1%
NCR Corp. (A)	2,682	59,380

Textiles, Apparel & Luxury Goods - 0.4%
Carter’s, Inc. (B)	911	78,875
Columbia Sportswear Co.	636	55,319
Deckers Outdoor Corp. (A)	585	128,706
Skechers USA, Inc., Class A (A)	2,847	86,036

		348,936

Thrifts & Mortgage Finance - 0.2%
Essent Group, Ltd.	2,348	86,899
New York Community Bancorp, Inc.	9,690	80,136
Washington Federal, Inc.	1,581	32,980

		200,015

Trading Companies & Distributors - 0.4%
GATX Corp. (B)	731	46,601
MSC Industrial Direct Co., Inc., Class A	951	60,179
Univar Solutions, Inc. (A)	3,531	59,603
Watsco, Inc.	686	159,763

		326,146

Water Utilities - 0.2%
Essential Utilities, Inc.	4,660	187,565

Wireless Telecommunication Services - 0.0% (C)
Telephone & Data Systems, Inc.	2,079	38,337

Total Common Stocks (Cost $32,614,559)		34,516,597

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 60.0%
U.S. Treasury - 60.0%
U.S. Treasury Note
0.25%, 09/30/2025	$ 51,864,000	$ 51,791,066

Total U.S. Government Obligation (Cost $51,809,300)		51,791,066

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.1%
Money Market Fund - 0.1%
State Street Institutional Treasury Money Market Fund, 0.03% (D)	49,414	49,414

Total Short-Term Investment Company (Cost $49,414)		49,414

OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.09% (D)	169,383	169,383

Total Other Investment Company (Cost $169,383)		169,383

Total Investments (Cost $84,642,656)		86,526,460
Net Other Assets (Liabilities) - (0.2)%		(184,754)

Net Assets - 100.0%		$ 86,341,706

Transamerica ETF Trust	Page 5

DeltaShares® S&P 400 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$34,516,597	$—	$—	$34,516,597
U.S. Government Obligation	—	51,791,066	—	51,791,066
Short-Term Investment Company	49,414	—	—	49,414
Other Investment Company	169,383	—	—	169,383

Total Investments	$34,735,394	$51,791,066	$—	$86,526,460

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $994,788, collateralized by cash collateral of $169,383 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $848,656. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rates disclosed reflect the yields at September 30, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica ETF Trust	Page 6

DeltaShares® S&P 400 Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Investment companies: Certain investment companies are valued at the NAV of the underlying investments as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying investments and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica ETF Trust	Page 7